CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Allowance for doubtful accounts Net (in dollars)	$ 134		$ 1,553
Common stock, par value		0.0588235		0.0588235
Common stock, shares authorized	52,000,000	52,000,000	52,000,000	52,000,000
Common stock, shares issued	12,035,272	12,035,272	7,280,821	7,280,821
Common stock, shares outstanding	12,035,272	12,035,272	7,280,821	7,280,821